PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.7%
28,219  Vanguard FTSE
Developed Markets
ETF
$ 1,690,883
7.2
6,396  Vanguard FTSE
Emerging Markets ETF
346,535
1.5
4,009  Vanguard Long-Term
Treasury ETF
227,952
1.0
Total Exchange-Traded
Funds
(Cost $1,822,985)
2,265,370
9.7
MUTUAL FUNDS : 90.3%
Affiliated Investment Companies : 90.3%
162,184  Voya Large Cap Value
Portfolio - Class R6
935,803
4.0
100,340  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,234,184
5.3
328,938  Voya Multi-Manager
International Equity
Fund - Class I
4,131,466
17.7
74,610  Voya Multi-Manager
Mid Cap Value Fund
- Class I
736,399
3.1
11,129  Voya Russell
TM
Large
Cap Growth Index
- Class I
951,004
4.1
5,289  Voya Small Cap
Growth Fund - Class
R6
247,593
1.1
29,851  Voya Small Company
Fund - Class R6
471,057
2.0
416,258  Voya U.S. Stock Index
Portfolio - Class I
8,666,501
37.1
33,562  VY
®
Invesco Comstock
Portfolio - Class I
686,350
2.9
63,495  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,705,482
7.3
54,380  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
620,472
2.7
7,650  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
702,730
3.0
Total Mutual Funds
(Cost $19,650,769)
21,089,041
90.3
Total Long-Term
Investments
(Cost $21,473,754)
23,354,411
100.0
Total Investments in
Securities
(Cost $21,473,754) $ 23,354,411 100.0
Assets in Excess of
Other Liabilities 5,611 0.0
Net Assets $ 23,360,022 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,265,370 $ — $ — $ 2,265,370
Mutual Funds 21,089,041 — — 21,089,041
Total Investments, at fair value $ 23,354,411 $ — $ — $ 23,354,411
Liabilities Table
Other Financial Instruments+
Futures $ (815) $ — $ — $ (815)
Total Liabilities $ (815) $ — $ — $ (815)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 208,609 $ 19,860 $ (231,719) $ 3,250 $ — $ 2,117 $ (1,496) $ —
Voya Large Cap Value Portfolio -
Class R6
786,796 474,353 (225,422) (99,924) 935,803 369 25,404 143,761
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,007,824 395,999 (421,738) 252,099 1,234,184 — 64,859 —
Voya Multi-Manager International
Equity Fund - Class I
3,387,776 1,699,662 (1,540,528) 584,556 4,131,466 — 203,058 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
683,515 446,643 (424,215) 30,456 736,399 — (6,942) —
Voya Russell
TM
Large Cap Growth
Index - Class I
856,735 642,803 (475,839) (72,695) 951,004 2,048 157,446 114,505
Voya Short Duration Bond Fund -
Class R6
102,087 5,368 (107,345) (110) — 726 451 —
Voya Small Cap Growth Fund -
Class R6
285,535 80,889 (119,191) 360 247,593 — 20,065 —
Voya Small Company Fund - Class
R6
439,903 160,896 (149,937) 20,195 471,057 — 11,999 —
Voya U.S. Stock Index Portfolio -
Class I
7,243,440 3,849,191 (2,273,364) (152,766) 8,666,501 4,556 404,322 933,959
VY
®
Invesco Comstock Portfolio -
Class I
592,527 294,346 (197,109) (3,414) 686,350 1,976 5,171 74,361
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,543,678 765,313 (492,315) (111,194) 1,705,482 9,226 32,311 243,502
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
686,166 470,156 (499,429) (36,421) 620,472 — 47,304 61,144

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2065 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 630,957 $ 338,823 $ (167,619) $ (99,431) $ 702,730 $ — $ 74,834 $ 122,675
$ 18,455,548 $ 9,644,302 $ (7,325,770) $ 314,961 $ 21,089,041 $ 21,018 $ 1,038,786 $ 1,693,907
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution 2065 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 5 12/31/25 $ 545,977 $ (361)
$ 545,977 $ (361)
Short Contracts:
3-month SOFR (2) 03/17/26 (481,575) (454)
$ (481,575) $ (454)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,935,351
Gross Unrealized Depreciation (54,694)
Net Unrealized Appreciation $ 1,880,657